Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes

(a)	Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong Profits Tax
The Company’s subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax rate of 16.5% on its estimated assessable profit for the years ended December 31, 2019, 2020 and 2021. Dividends income received from subsidiaries in China are not subject to Hong Kong profits tax while subject withholding tax.

(c)	U.S. Corporate Income Tax
One of the Company’s subsidiaries, Lingochamp US Inc. (“Lingochamp US”) is a Delaware corporation that is subject to U.S. federal corporate income tax and California corporate franchise tax on its taxable income. The applicable U.S. federal corporate tax rate is 21% for taxable years beginning after December 31, 2017. The California corporate franchise tax rate is 8.84%.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to: (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time
transition tax on certain unrepatriated earnings of foreign subsidiaries;
(3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017. See the tax loss carry-forwards disclosure below for the impact of the Tax Act on the

Group
. In addition, the California corporate franchise tax remained the same after the enactment of the Tax Act.

(d)	PRC Enterprise Income Tax (“EIT”)
On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%.
Yuguan WFOE and Shanghai Liulishuo VIE obtained the High and New Technology Enterprises (the “HNTE”) certificate in 2017 and renewed the HNTE certificate in November 2020 with a valid period of three years. Therefore, Yuguan WFOE and Shanghai Liulishuo VIE are eligible to enjoy a preferential tax rate of 15% from 2017 to 2022 to the extent it has taxable income under the EIT Law, as long as they maintain the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority.
All other subsidiaries and VIEs of the Company established in the PRC are subject to EIT at 25%.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
No dividend was distributed by the PRC entities within the Group outside China for the periods presented.
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(20.2)%	(24.9)%	25.6%
Super deduction of research and development expenses	3.9%	6.1%	(22.0)%
Non-deductible expenses	(0.6)%	(0.2)%	(0.7	) %
Difference in EIT rates of certain overseas entities	(1.0)%	(2.0)%	4.4%
Tax filing difference	0.7%	0.1%	—
Effect of tax holiday (Note)	(8.1)%	(4.6)%	(29.6)%

Total	(0.3)%	(0.5)%	2.7%

Note: The provisions for income taxes for the years ended December 31, 2019, 2020 and 2021 differ from the amounts computed by applying the EIT primarily due to preferential tax rate enjoyed by certain subsidiaries and VIEs of the Company.
(Gain)/Loss from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2019	2020	2021
Domestic	560,503	383,730	(75,618)
Foreign	12,378	9,195	14,002

Total	572,881	392,925	(61,616)

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive (loss)/income are as follows:

	For the years ended December 31,
	2019	2020	2021
Current income tax expense	296	113	136
Deferred income tax expense	1,604	1,789	1,573

Income tax expense	1,900	1,902	1,709

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
Deferred tax assets
Deductible temporary difference related to advertising expenses	128,756	122,141
Deductible temporary difference related to accruals and other payables	24,954	21,192
Tax losses carried forward	163,998	186,963

Total deferred tax assets	317,708	330,296
Less: valuation allowance	(304,161)	(318,322)

Total deferred tax assets	13,547	11,974

As of December 31, 2021, the PRC entities of the
Group
had tax loss carryforwards of RMB 995,502, which can be carried forward to offset taxable income. The carryforwards period for tax losses under the EIT Law is five years generally or ten years for HNTE entities. The tax losses carry forward of the
Group
will start to expire in 2022 for the amount of RMB
67
if not utilized. The remaining tax losses carryforwards will expire in varying amounts between 2023 and 2031. Other than the expiration, there are no other limitations or restrictions upon the
Group
’s ability to use these tax losses carryforwards. There is no expiration for the advertising expenses carry-forwards.
As of December 31, 2021, the Company’s subsidiary incorporated in Hong Kong had tax loss carryforwards of RMB 1,484, which can be carried forward to offset taxable income indefinitely.
As of December 31, 2021, the Company’s US subsidiary, Lingochamp US which is a Delaware corporation, had U.S. federal net operating loss (the “NOL”) carry-forwards of RMB 3,015. Under the U.S. tax law, federal NOL carry-forwards arising in tax years beginning after December 31, 2017 can be carried forward indefinitely but the maximum deduction is reduced to 80% of the taxable income, while NOL carry-forwards arising in 2017 or prior can be carried back two tax years and carried forward up to 20 years. Thus, Lingochamp US federal net operating loss arisen in 2017 amounted to RMB 212 will expire in 2038.
On March 27, 2020, US President Trump signed into law “Coronavirus Aid, Relief, and Economic Security Act” (“CARES Act”), which modifies the treatment of NOL generated and utilised in 2018, 2019 and 2020. For the taxable years of 2018, 2019
and 2020, Lingochamp US will be entitled to an NOL deduction equal to 100% of the taxable income. For taxable years beginning after 2021, the NOL deduction of Lingochamp US will be limited to 80% of taxable income when utilizing NOL generated after December 31, 2017. According to CARES Act, the NOL arisen in 2018 and 2020 amounted to RMB 2,753 can be carried forward indefinitely.
A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. A valuation allowance was provided for the tax loss carry forwards because it was more likely than not that such deferred tax assets will not be realized due to lack of profitable history to support the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.
As of December 31, 2020 and 2021, valuation allowances of RMB 304,161 and RMB 318,322 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry-forwards and other deferred tax assets generated by its subsidiaries and the VIEs.
Movement of valuation allowance is as follows:

	For the years ended December 31,
	2019	2020	2021
Beginning balance	90,979	206,471	304,161
Additions	137,122	103,399	36,061
Reversals	(21,630)	(5,709)	(21,900)

Ending balance	206,471	304,161	318,322

Uncertain Tax Positions
The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the years ended December 31,
	2019	2020	2021
Beginning balance	41,100	41,100	41,100
Increases related to tax positions taken during the current year	—	—	—

Total	41,100	41,100	41,100

The Company operates its business through its PRC subsidiaries. Under the current PRC tax laws and regulations, certain operating expenses incurred by PRC subsidiaries are not deductible from taxable income until the Company obtains the approval from local tax authorities. The Company believes it is more likely than not that such operating expenses is not deductible and would possibly be subject to income taxes. In 2018, the Company provided uncertain tax provision with amount of RMB 41,100 for the aforementioned operating expenses with amount of RMB 324,701. The associated income tax expense was calculated by applying the applicable tax rate to the deemed nondeductible operating expenses amount and includes the late payment interest based on the applicable tax rules. The unrecognized tax benefits are recorded in tax payable in the consolidated balance sheets.